Consolidated statement of cash flows R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
Cash flows from operating activities
Cash generated by operations	R 67,784	R 45,188	R 10,566
Deferred revenue advance received	65	771	2,859
BTT early settlement payment	0	(787)	0
Amount received on settlement of dispute	0	580	0
Post-retirement health care payments	(1)	(1)	(6)
Cash-settled share-based payments paid	(240)	(275)	(91)
Payment of Marikana dividend obligation	(162)	0	0
Additional deferred payments relating to acquisition of a business	(1,754)	0	0
Change in working capital	2,455	(9,435)	(626)
Total cash generated by operations	68,147	36,041	12,702
Interest received	960	719	268
Interest paid	(781)	(1,386)	(1,603)
Royalties paid	(3,055)	(1,707)	(412)
Tax paid	(14,839)	(4,818)	(1,407)
Dividends paid	(18,176)	(1,698)	(85)
Net cash from operating activities	32,256	27,151	9,463
Cash flow from investing activities
Additions to property, plant and equipment	(12,740)	(9,616)	(7,706)
Proceeds on disposal of property, plant and equipment	80	101	101
Acquisition of subsidiaries	0	0	(129)
Cash acquired on acquisition of subsidiaries	0	0	3,004
Proceeds with transfer of assets to joint operation	0	0	31
Dividends received	1,020	288	111
Additions to other investments	(1,803)	(12)	0
Acquisition of equity-accounted investment	(446)	0	0
Contributions to environmental rehabilitation funds	(72)	(64)	(13)
Payment of Deferred Payment	(577)	(756)	(283)
Contributions to enterprise development fund	(65)	0	0
Payments to dissenting shareholders	0	0	(319)
Preference shares redeemed by equity-accounted investee	0	114	187
Proceeds on disposal of St Helena	25	0	0
Receipts from environmental rehabilitation funds	10	7	152
Net cash used in investing activities	(14,568)	(9,938)	(4,864)
Cash flow from financing activities
Loans raised	20,651	16,289	18,982
Loans repaid	(20,252)	(18,335)	(22,008)
Lease payments	(112)	(114)	(132)
Proceeds from shares issued	0	0	1,688
Acquisition of non-controlling interests	(128)	0	0
Share buy-back	(8,503)	(84)	0
Net cash used in financing activities	(8,344)	(2,244)	(1,470)
Net increase in cash and cash equivalents	9,344	14,969	3,129
Effect of exchange rate fluctuations on cash held	708	(348)	(59)
Cash and cash equivalents at beginning of the year	20,240	5,619	2,549
Cash and cash equivalents at end of the year	R 30,292	R 20,240	R 5,619